CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss	$ (22,491)	$ (65,473)	$ (24,701)
Adjustments to profit or loss items:
Depreciation and amortization	3,083	2,791	2,413
Impairment of goodwill	3,000
Share listing expense		46,717
Change in fair value of warrants	965	(9,440)
Changes in the fair value of contingent consideration	(6)	(1,718)	(1,037)
Share-based compensation	3,625	5,426	1,906
Operating expense settled by issuance of shares (see Note 16c.1)	351	320	2,621
Finance expenses (income), net	(2,027)	(2,667)	362
Taxes on income (tax benefit)	612	(85)	169
Adjustments to profit or loss items	9,603	41,344	6,434
Changes in asset and liability items:
Decrease (increase) in user funds	(968)	(209)	5,841
Increase (decrease) in user accounts	968	209	(5,841)
Decrease (increase) in other receivables and prepaid expenses	37	91	(142)
Decrease (increase) in trade receivables	(920)	143	58
Increase (decrease) in trade payables	(957)	(176)	1,783
Increase (decrease) in accrued severance pay, net	(7)	(140)	187
Increase other long-term assets			(5)
Increase (decrease) in accrued expenses and other payables	336	(3,711)	1,807
Changes in asset and liability items	(1,511)	(3,793)	3,688
Cash paid during the year for:
Interest received (paid), net	2,642	1,256	(162)
Taxes paid, net	(343)	(430)	(167)
Total Cash paid and received	2,299	826	(329)
Net cash used in operating activities	(12,100)	(27,096)	(14,908)
Cash flows from investing activities:
Purchase of property and equipment	(48)	(80)	(251)
Proceeds from sale of property and equipment	2	8	5
Acquisition of a subsidiary, net of cash acquired (a)	(3,350)		(4,183)
Payment of payables for an acquisition of a subsidiary		(211)	(156)
Proceeds from receivables for an acquisition of a subsidiary			163
Withdrawal of (investment in) short-term investments, net	11,520	(11,520)
Investment in short-term bank deposits	(6,000)	(20,000)	(200)
Withdrawal of long-term deposits	24	16
Investment in long-term deposits	(70)	(374)	(353)
Net cash provided by (used in) investing activities	2,078	(32,161)	(4,975)
Cash flows from financing activities:
Proceeds from the issuance of share capital and warrants net of transaction costs		76,044
Repayment of lease liabilities	(629)	(549)	(688)
Receipt of short-term bank loan and credit			2,505
Repayment of short-term bank loan and credit		(2,504)
Exercise of options	714	186	73
Net cash provided by financing activities	85	73,177	1,890
Exchange differences on balances of cash and cash equivalents	(91)	(247)	(594)
Loss from translation of cash and cash equivalents of foreign activity	(19)
Increase (decrease) in cash and cash equivalents	(10,047)	13,673	(18,587)
Cash and cash equivalents at the beginning of the period	20,165	6,492	25,079
Cash and cash equivalents at the end of the period	10,118	20,165	6,492
(a) Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	(1,271)		(992)
Other receivables			163
Property and equipment	51		12
Right of use assets	350
Intangible assets	3,538		5,734
Goodwill	2,546		7,607
Other payables	(629)
Shares issued	(885)		(6,573)
Contingent consideration			(1,768)
Lease liabilities	(350)
Acquisition of a subsidiary, net of cash acquired	3,350		4,183
(b) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability (see Note 10)	$ 2	852	$ 74
Issuance of shares for previous acquisition of a subsidiary		$ 171